Intangible Assets, Net - Summary of Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Intangible Assets, Net
Finite-lived intangible assets, gross	¥ 202,989		¥ 178,731
Less: Accumulated amortization	(864)		(735)
Less: Impairment	(24,985)		(24,985)
Intangible assets, net	177,140	$ 25,331	153,011
Brokerage licenses
Intangible Assets, Net
Finite-lived intangible assets, gross	84,816		60,558
Insurance adjusting license
Intangible Assets, Net
Finite-lived intangible assets, gross	2,293		2,293
Insurance agency license
Intangible Assets, Net
Finite-lived intangible assets, gross	35,130		35,130
Trademark and software copyright
Intangible Assets, Net
Finite-lived intangible assets, gross	77,042		77,042
Medical institution license
Intangible Assets, Net
Finite-lived intangible assets, gross	¥ 3,708		¥ 3,708